ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of subsidiaries and consolidated VIEs of the Company

        The subsidiaries and consolidated VIEs of the Company as of December 31, 2014 are as follows:

Name of subsidiaries and consolidated VIEs	Percentage of ownership	Date of incorporation or combination	Place of incorporation
Taomee Holdings (HK) Limited ("Taomee Hong Kong")	100%	November 27, 2008	Hong Kong
Shanghai Shengran Information Technology Co., Ltd. ("Shanghai Shengran")	100%	June 12, 2009	PRC
Shanghai Taomee Network Technology Co., Ltd. ("Shanghai Taomee")	VIE	October 8, 2007	PRC
Shanghai Qidong Information Technology Co., Ltd. ("Shanghai Qidong")	VIE	March 4, 2009	PRC
Shanghai Taomee Animation Co., Ltd. ("Shanghai Animation")	VIE	November 11, 2010	PRC
Guangdong Taomee Animation Technology Co., Ltd. ("Guangdong Taomee")	VIE	June 1, 2012	PRC
Shanghai Xinsheng Information Technology Co., Ltd. ("Shanghai Xinsheng")	93%	October 31, 2012	PRC
Shanghai Taomee Wireless Technology Co., Ltd. ("Shanghai Wireless")	99%	May 6, 2013	PRC
Shanghai Taomee Software Development Co., Ltd. ("Shanghai Software")	99%	October 29, 2013	PRC
Shanghai Taomee Property Service Co., Ltd. ("Shanghai Property Service")	99%	November 1, 2013	PRC
Shanghai Jushou Wireless Technology Co., Ltd. ("Shanghai Jushou")	VIE	July 3, 2014	PRC

Summary of financial information of the Group's VIEs included in the accompanying consolidated financial statements (after eliminating all intercompany transactions and balances, except for cash flow information which was before eliminating intercompany transactions and balances)

	December 31,
	2013	2014
Assets
Current assets:
Cash and cash equivalents	12,216,436	9,449,326
Accounts receivable, net	1,849,786	1,243,350
Inventory	196,757	238,055
Income tax recoverable	585,861	219,374
Due from related party	2,169,866	2,575,248
Prepayments and other current assets	1,614,931	1,276,264
Deferred tax assets—current	3,489,805	4,004,672

Total current assets	22,123,442	19,006,289
Investment in equity investees	2,326,793	6,183,197
Property and equipment, net	1,163,086	1,160,380
Acquired intangible asset	1,030,702	730,152
Other assets	376,926	947,525

Total assets	27,020,949	28,027,543

Liabilities
Accounts payable	1,538,665	730,535
Due to related parties	22,957	163,748
Advance from customers	6,184,953	5,860,035
Deferred revenue	12,340,821	11,768,665
Accrued expenses and other current liabilities	1,680,767	1,452,119
Deferred tax liabilities—current	1,758,134	386,092

Total liabilities	23,526,297	20,361,194

	For the year ended December 31,
	2012	2013	2014
Net revenues	$33,535,368	$40,985,710	$35,363,951

Net income	$20,773,883	$21,586,325	$18,979,696

	For the year ended December 31,
	2012	2013	2014
Net cash provided by (used in) operating activities	(1,468,141)	1,741,060	1,250,010

Net cash used in investing activities	(318,549)	(4,991,080)	(4,044,290)

Net cash provided by financing activities	78,979	—	27,170

Net decrease in cash and cash equivalent	(1,707,711)	(3,250,020)	(2,767,110)